ING Variable Funds

ING VP Intermediate Bond Portfolio

ING Variable Portfolios, Inc.

ING VP Balanced Portfolio, Inc.

ING VP Money Market Portfolio

ING Strategic Allocation Portfolios, Inc.

Supplement dated February 20, 2008

to the Adviser Class Prospectus, Class I Prospectus, and

Class S Prospectus each dated April 30, 2007

1.	On November 15, 2007, the shareholders of ING VP Growth and Income Portfolio, ING VP Intermediate Bond Portfolio, ING VP Balanced Portfolio, ING VP Money Market Portfolio, ING VP Global Science and Technology Portfolio, ING VP Index Plus LargeCap Portfolio, ING VP Index Plus MidCap Portfolio, ING VP Index Plus SmallCap Portfolio, ING VP Small Company Portfolio, and ING VP Value Opportunity Portfolio and on December 17, 2007, the shareholders of ING VP Growth Portfolio, ING VP Strategic Allocation Conservative Portfolio, ING VP Strategic Allocation Growth Portfolio and ING VP Strategic Allocation Moderated Portfolio approved a change to convert each Portfolio’s investment objective from fundamental to non-fundamental.

The following sentence is added to the section entitled “Investment Objective” of the Prospectuses for each of the Portfolios.

The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.

2.	On November 15, 2007, the shareholders of ING VP Growth and Income Portfolio, ING VP Intermediate Bond Portfolio, ING VP Balanced Portfolio, ING VP Money Market Portfolio, ING VP Index Plus LargeCap Portfolio, ING VP Index Plus MidCap Portfolio, ING VP Index Plus SmallCap Portfolio, ING VP Small Company Portfolio, and ING VP Value Opportunity Portfolio and on December 17, 2007, the shareholders of ING VP Global Science and Technology Portfolio, ING VP Growth Portfolio, ING VP Strategic Allocation Conservative Portfolio, ING VP Strategic Allocation Growth Portfolio and ING VP Strategic Allocation Moderated Portfolio approved a “Manager-of-Managers” arrangement to permit the investment adviser, subject to prior approval by the Board, to enter into and materially amend agreements with unaffiliated sub-advisers without obtaining the approval of the Portfolios’ shareholders.

The following paragraphs are added immediately following the first paragraph of the section entitled “Management of the Portfolios-Sub-Advisers” in the Prospectuses:

ING Investments, LLC (“ING Investments”) acts as a “manager-of-managers” for the Portfolios. ING Investments delegates to the Sub-Advisers of the Portfolios the responsibility for investment management subject to ING Investments oversight. ING Investments is responsible for monitoring the investment program and performance of the Sub-Advisers of the Portfolios.

From time to time, ING Investments may recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Portfolios’ Board. It is not expected that ING Investments would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The Portfolios and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of a Portfolio’s Board, to appoint additional non-affiliated sub-advisers or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser without submitting the contract to a vote of the Portfolios’ shareholders. A Portfolio will notify shareholders of any change in the identity of a sub-

adviser of the Portfolio or the addition of a sub-adviser to the Portfolio. In this event, the name of the Portfolio and its principal investment strategies may also change.

Under the terms of a sub-advisory agreement, an agreement can be terminated by either ING Investments or the Portfolios’ Boards. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Portfolio.

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ING VARIABLE FUNDS

ING VP INTERMEDIATE BOND PORTFOLIO

ING VARIABLE PORTFOLIOS, INC.

ING VP BALANCED PORTFOLIO, INC.

ING VP MONEY MARKET PORTFOLIO

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.

Supplement dated February 20, 2008

to the Adviser Class, Class I and Class S

Statement of Additional Information (“SAI”) dated April 30, 2007

1. On November 15, 2007, the shareholders of ING VP Growth and Income Portfolio, ING VP Intermediate Bond Portfolio, ING VP Balanced Portfolio, ING VP Money Market Portfolio, ING VP Global Science and Technology Portfolio, ING VP Index Plus LargeCap Portfolio, ING VP Index Plus MidCap Portfolio, ING VP Index Plus SmallCap Portfolio, ING VP Small Company Portfolio, and ING VP Value Opportunity Portfolio and on December 17, 2007, the shareholders of ING VP Growth Portfolio, ING VP Strategic Allocation Conservative Portfolio, ING VP Strategic Allocation Growth Portfolio and ING VP Strategic Allocation Moderated Portfolio approved a change to convert each Portfolios’ investment objective from fundamental to non-fundamental.

The following sentence is added to the first paragraph of the section entitled “Fundamental Investment Restrictions” of the SAIs for each of the Portfolios.

The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.

2. On November 15, 2007, the shareholders of ING VP Growth and Income Portfolio, ING VP Intermediate Bond Portfolio, ING VP Balanced Portfolio, ING VP Money Market Portfolio, ING VP Global Science and Technology Portfolio, ING VP Index Plus LargeCap Portfolio, ING VP Index Plus MidCap Portfolio, ING VP Index Plus SmallCap Portfolio, ING VP Small Company Portfolio, and ING VP Value Opportunity Portfolio and on December 17, 2007, the shareholders of ING VP Growth Portfolio, ING VP Strategic Allocation Conservative Portfolio, ING VP Strategic Allocation Growth Portfolio and ING VP Strategic Allocation Moderated Portfolio approved modifications of the fundamental investment restrictions. The section entitled “Fundamental Investment Restrictions” of the SAIs are revised as follows:

A.	Fundamental investment restriction number (1) regarding diversification is hereby deleted and replaced with the following:

(1)	[The Portfolio may not] purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the United States government, its agencies and instrumentalities, or investments in securities or other registered management investment companies.

B.	Fundamental investment restriction number (2) regarding concentration is hereby deleted and replaced with the following:

(2)

[The Portfolio may not] purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the United States government, or tax exempt securities issued by any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more registered management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio.

C.	Fundamental investment restriction number (3) regarding lending is hereby deleted and replaced with the following:

(3)	[The Portfolio may not] make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relieve obtained by the Portfolio.

D.	Fundamental investment restriction number (4) regarding senior securities is hereby deleted and replaced with the following:

(4)	[The Portfolio may not] issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio.

E.	Fundamental investment restriction number (5) regarding real estate is hereby deleted and replaced with the following:

(5)	[The Portfolio may not] purchase or sell real estate, except that the Portfolio may: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities.

F.	Fundamental investment restriction number (6) regarding commodities is hereby deleted and replaced with the following:

(6)	[The Portfolio may not] purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

G.	Fundamental investment restriction number (7) regarding borrowing is hereby deleted and replaced with the following:

(7)	[The Portfolio may not] borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio.

H.	Fundamental investment restriction number (8) regarding underwriting is hereby deleted and replaced with the following:

(8)	[The Portfolio may not] underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a Portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies.

I.	The following paragraph is added at the end of the section entitled “Fundamental Investment Restrictions” of the SAIs for each of the Portfolios:

For purposes of the concentration policy set forth in fundamental policy number (2) above, investments by the ING VP Money Market Portfolios in certificates of deposit, time deposits, bankers acceptances and certain other instruments issued by banks will not be treated as investments by the Portfolio in the banking industry.

3. On November 15, 2007, the shareholders of ING VP Growth Portfolio, ING VP Growth and Income Portfolio, ING VP Intermediate Bond Portfolio, ING VP Balanced Portfolio, ING VP Money Market Portfolio, ING VP Global Science and Technology Portfolio, ING VP Index Plus LargeCap Portfolio, ING VP Index Plus MidCap Portfolio, ING VP Index Plus SmallCap Portfolio, ING VP Small Company Portfolio, and ING VP Value Opportunity Portfolio and on December 17, 2007, the shareholders of ING VP Strategic Allocation Conservative Portfolio, ING VP Strategic Allocation Growth Portfolio and ING VP Strategic Allocation Moderated Portfolio approved the election of Directors of the Registrants.

A.	The section entitled “Directors/Trustees and Officers—Management of each Company/Trust” of the SAIs is hereby amended to include the following:

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director/Trustee(2)		Other Board Memberships held by the Director/Trustee

Directors/Trustees who are “Non-Interested Persons”
Russell Jones 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 63	Director/Trustee	December 2007 - Present	Senior Vice President, Chief Investment Officer and Treasurer, Kaman Corporation (1973 - Present).	30	(3)	None.

Directors/Trustees who are “Interested Persons”
Shaun Mathews(4) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 52	Director/Trustee	December 2007 - Present	President and Chief Executive Officer ING Investments, LLC (December 2006-Present) and Head of ING USFS Mutual Funds and Investment Products (October 2004-Present). CMO of ING USFS (April 2002-October 2004) and Head of Rollover/Payout (October 2001-December 2003).	30	(3)	Mark Twain House & Museum (September 2002-Present); Connecticut Forum (May 2002-Present); Capital Community College Foundation (February 2002-Present); ING Services Holding Company, Inc. (May 2000-Present); Southland Life Insurance Company (June 2002-Present); and ING Capital Corporation, LLC, ING Funds Distributor, LLC, ING Funds Services, LLC, ING Investments, LLC, and ING Pilgrim Funding, Inc. (March 2006-Present).

Fredric (Rick) A. Nelson III(4) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 51	Director/Trustee	December 2007 - Present	Vice Chairman and Chief Investment Officer, ING Investment Management Americas. Formerly, head of the U.S. Equity Group as well as a member of the Global and U.S. Executive Committees at JPMorgan Fleming Investment Management, Inc. until 2003.	30	(3)	None.

B.	The following footnotes are hereby added to the table of Directors/Trustees in the section entitled “Directors/Trustees and Officers—Management of each Company/Trust” in the SAIs as follows:

(3)	The number of Portfolios in the Fund Complex as of January 31, 2008.

(4)	“Interested persons” of the Companies/Trusts, as defined in the 1940 Act, are identified because of their relationship with ING Groep N.V., the parent corporation of the adviser, ING Investments, LLC and the Distributor.

4. Effective November 15, 2007 for ING VP Growth Portfolio, ING VP Growth and Income Portfolio, ING VP Intermediate Bond Portfolio, ING VP Balanced Portfolio, ING VP Money Market Portfolio, ING VP Global Science and Technology Portfolio, ING VP Index Plus LargeCap Portfolio, ING VP Index Plus MidCap Portfolio, ING VP Index Plus SmallCap Portfolio, ING VP Small Company Portfolio, and ING VP Value Opportunity Portfolio and effective December 17, 2007 for ING VP Strategic Allocation Conservative Portfolio, ING VP Strategic Allocation Growth Portfolio and ING VP Strategic Allocation Moderated Portfolio approved the election of Directors of the Registrants. the section entitled “Board of Directors/Trustees” of the SAIs for the above-referenced Portfolios is hereby revised as follows:

A.	The second sentence of the first paragraph of the sub-section entitled “Committees” is hereby deleted and replaced with the following:

The Audit Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Dr. Norgaard, Mr. O’Dell, Mr. Obermeyer and Mr. Jones (collectively the “Independent Directors”).

B.	The second sentence of the second paragraph of the sub-section entitled “Committees” is hereby deleted and replaced with the following:

The Contracts Committee currently consists of Messrs Dr. DePrince, Ms. Fighetti, Mr. Koch, Dr. Norgaard, Mr. O’Dell, Mr. Obermeyer and Mr. Jones.

C.	The second sentence of the third paragraph of the sub-section entitled “Committees” is hereby deleted and replaced with the following:

The Nominating Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Dr. Norgaard, Mr. O’Dell, Mr. Obermeyer and Mr. Jones.

D.	The second sentence of the fourth paragraph of the sub-section entitled “Committees” is hereby deleted and replaced with the following:

The Valuation Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Dr. Norgaard, Mr. O’Dell, Mr. Obermeyer and Mr. Jones.

E.	The second sentence of the fifth paragraph of the sub-section entitled “Committees” is hereby deleted and replaced with the following:

The Compliance Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Dr. Norgaard, Mr. O’Dell, Mr. Obermeyer and Mr. Jones.

5. The table entitled “Director/Trustee Ownership of Securities” in the SAIs for the above-referenced Portfolios is hereby amended to include the following information:

	Dollar Range of Equity Securities in Each Company						Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies
Name of Director	ING Variable Portfolio	ING VP Intermediate Bond Portfolio	ING Variable Portfolios, Inc.	ING Balanced Portfolio, Inc.	ING VP Money Market Portfolio	ING Strategic Allocation Portfolios, Inc.
Russell Jones	None	None	None	None	None	None	None

Directors who are “Interested Persons”
Shaun P. Mathews	None	$10,001-$50,000	None	None	None	None	$10,001-$50,000

Fredric A. Nelson III	None	None	None	None	None	None	None

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